Debt (Long-term Debt Maturities) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 07, 2019 USD ($)	Apr. 30, 2018 USD ($)	Mar. 30, 2018 USD ($)
Debt Instrument [Line Items]
Total Debt to Total Capitalization Ratio	0.57
Long-term Line of Credit	$ 104.0	$ 0.0
Line of Credit Facility, Maximum Borrowing Capacity	125.0
Proceeds from Issuance of Long-term Debt	$ 821.7	0.0	$ 0.0
Debt Covenant, Total Debt to Total Capitalization Ratio, Maximum	0.65
Unamortized Deferred Financing Costs, Consolidated	$ (11.3)
Current portion - long-term debt	140.2
Long-term Debt, Maturities, Repayments of Principal in Year Two	380.2
2018	0.2
2019	0.2
2020	0.2
Thereafter	857.1
Total Maturities	1,378.1
Total long-term debt	1,363.1
Unamortized Deferred Financing Costs	(5.9)	(4.3)
Current portion - long-term debt	139.8	103.6
Long-term Debt, Excluding Current Maturities	1,223.3	1,372.3
Letter Of Credit Sublimit	75.0
Line of Credit Facility, Additional Borrowing Capacity	50.0
THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	40.0	0.0
Line of Credit Facility, Maximum Borrowing Capacity	175.0
Unamortized Deferred Financing Costs (Subsidiary)	(5.4)	(6.3)
Letter Of Credit Sublimit	75.0
Line of Credit Facility, Additional Borrowing Capacity	100.0
3.95% Senior Notes due 2049 [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt	$ 425.0
Debt Instrument, Interest Rate, Stated Percentage	3.95%
Extinguishment of Debt, Amount	$ 435.0
Long-term Debt, Gross	425.0
Ten Year Senior Unsecured Bonds At 435 Maturing At April 15 2029 [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt	$ 400.0
Debt Instrument, Interest Rate, Stated Percentage	4.35%
Senior Unsecured Bonds at 7.25% maturing in 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.25%
Extinguishment of Debt, Amount	$ 400.0
Make Whole Premium	41.4
Long-term Debt, Gross	$ 380.0	$ 780.0		$ 780.0
Revolving Credit Agreement and Standby Letters of Credit [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Debt Covenant, Total Debt to Total Capitalization Ratio, Maximum	0.67
Senior Unsecured Notes At 6.80 Maturing On October 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.75%	6.75%
Extinguishment of Debt, Amount	$ 99.0	$ 101.0
Make Whole Premium	1.5				$ 5.1
Long-term Debt, Gross						$ 200.0
Term Loan Maturing 2022 (DPL) [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0.0	436.1
One Point One Three To One Point One Seven Bonds Maturing In August Two Thousand Twenty [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 140.0
Four Point Two Zero Percentage Of U S Government Note Maturing In February Two Thousand Sixty One [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.20%
Long-term Debt, Gross	$ 17.5	17.7
Variable Rate Notes Backed by Term Loan and First Mortgage Bonds [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount		60.0
Debt [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Including Current Maturities	$ 1,363.1	$ 1,475.9